Basis of presentation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of subsidiaries in consolidation

	Country of	Ownership Interest		Statements of Operations
Company Name	Incorporation	Direct	Indirect	2025	2024
Advent Technologies, Inc.	USA	100%	-	01/01 – 6/30	01/01 – 6/30
Advent Technologies S.A.	Greece	-	100%	01/01 – 6/30	01/01 – 6/30
Advent Technologies LLC	USA	-	100%	01/01 – 6/30	01/01 – 6/30
Advent Technologies GmbH	Germany	100%	-	01/01 – 6/30	01/01 – 6/30

	Country of	Ownership Interest		Statements of Operations
Company Name	Incorporation	Direct	Indirect	2024	2023
Advent Technologies, Inc.	USA	100%	-	01/01 – 12/31	01/01 – 12/31
Advent Technologies S.A.	Greece	-	100%	01/01 – 12/31	01/01 – 12/31
Advent Technologies LLC	USA	-	100%	01/01 – 12/31	01/01 – 12/31
Advent Technologies GmbH	Germany	100%	-	01/01 – 12/31	01/01 – 12/31